DocumentAndEntityInformation	Aug. 31, 2026
Document Information Line Items
Entity Central Index Key	0001043951
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	CAMPBELL FUND TRUST
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50264
Entity Tax Identification Number	94-6260018
Entity Address, Address Line One	c/o Campbell & Company, LP
Entity Address, Address Line Two	2850 Quarry Lake Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21209
City Area Code	410
Local Phone Number	413-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false